Earnings per share and dividends per share	12 Months Ended
Dec. 31, 2018
Earnings per share and dividends per share
Earnings per share and dividends per share

16. Earnings per share and dividends per share

The Group has used the two-class method of computing earnings per share as its Series A convertible redeemable preferred shares participate in undistributed earnings on the same basis as the ordinary shares. Under this method, net income applicable to holders of ordinary shares is allocated on a prorate basis to the ordinary and preferred shares to the extent that each class may share in income for the period had it been distributed. Losses are not allocated to the participating securities. Diluted earnings per share are computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Upon the consummation of the Company's IPO on October 27, 2016, the convertible redeemable preferred shares were automatically converted into Class A ordinary shares. The two-class method of computing earnings per share ceased to apply on the conversion date.

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net income attributable to ZTO Express (Cayman) Inc.	2,053,855	3,159,663	4,383,025
Less:
Change in redemption value for redeemable preferred shares	(133,568)	—	—

Earnings attributable to participating securities	(71,819)	—	—
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share	1,848,468	3,159,663	4,383,025
Shares (Denominator):
Weight average ordinary shares outstanding—basic	634,581,307	717,138,526	751,814,077
Plus:
Shares for option	—	49,054	19,376
Shares for Ordinary Share Units and restricted share units	—	411,982	839,503
Weight average ordinary shares outstanding—diluted	634,581,307	717,599,562	752,672,956
Earnings per share—basic	2.91	4.41	5.83
Earnings per share—diluted	2.91	4.40	5.82

Diluted earnings per share were computed using the two-class method for the years ended December 31, 2016 as it is more dilutive than the if converted method.

10,841,836, 10,841,836 and 9,682,255 ordinary shares transferred to ZTO ES were considered issued but not outstanding as of December 31, 2016, 2017 and 2018 , respectively, and therefore not included in the calculation of basic and dilutive earnings per share.